Contingent liabilities and provisions	6 Months Ended
Apr. 30, 2020
Text block [abstract]
Contingent liabilities and provisions
Note 12.    Contingent liabilities and provisions
Legal proceedings and other contingencies
In the ordinary course of its business, CIBC is a party to a number of legal proceedings, including regulatory investigations, in which claims for substantial monetary damages are asserted against CIBC and its subsidiaries. Legal provisions are established if, in the opinion of management, it is both probable that an outflow of economic benefits will be required to resolve the matter, and a reliable estimate can be made of the amount of the obligation. If the reliable estimate of probable loss involves a range of potential outcomes within which a specific amount appears to be a better estimate, that amount is accrued. If no specific amount within the range of potential outcomes appears to be a better estimate than any other amount, the mid-point
in the range is accrued. In some instances, however, it is not possible either to determine whether an obligation is probable or to reliably estimate the amount of loss, in which case no accrual can be made.
While there is inherent difficulty in predicting the outcome of legal proceedings, based on current knowledge and in consultation with legal counsel, we do not expect the outcome of these matters, individually or in aggregate, to have a material adverse effect on our interim consolidated financial statements. However, the outcome of these matters, individually or in aggregate, may be material to our operating results for a particular reporting period. We regularly assess the adequacy of CIBC’s litigation accruals and make the necessary adjustments to incorporate new information as it becomes available.
The provisions disclosed in Note 22 to the consolidated financial statements included in our 2019 Annual Report included all of CIBC’s accruals for legal matters as at that date, including amounts related to the significant legal proceedings described in that note and to other legal matters.
CIBC considers losses to be reasonably possible when they are neither probable nor remote. It is reasonably possible that CIBC may incur losses in addition to the amounts recorded when the loss accrued is the mid-point
of a range of reasonably possible losses, or the potential loss pertains to a matter in which an unfavourable outcome is reasonably possible but not probable.
CIBC believes the estimate of the aggregate range of reasonably possible losses, in excess of the amounts accrued, for its significant legal proceedings, where it is possible to make such an estimate, is from nil to approximately $1.2 billion as at April 30, 2020. This estimated aggregate range of reasonably possible losses is based upon currently available information for those significant proceedings in which CIBC is involved, taking into account CIBC’s best estimate of such losses for those cases for which an estimate can be made. CIBC’s estimate involves significant judgment, given the varying stages of the proceedings and the existence of multiple defendants in many of such proceedings whose share of the liability has yet to be determined. The range does not include potential punitive damages and interest. The matters underlying the estimated range as at April 30, 2020, consist of the significant legal matters disclosed in Note 22 to the consolidated financial statements included in our 2019 Annual Report as updated below. The matters underlying the estimated range will change from time to time, and actual losses may vary significantly from the current estimate. For certain matters, CIBC does not believe that an estimate can currently be made as many of them are in preliminary stages and certain matters have no specific amount claimed. Consequently, these matters are not included in the range.
The following developments related to our significant legal proceedings occurred since the issuance of our 2019 annual consolidated financial statements:
•
Fresco v. Canadian Imperial Bank of Commerce:
The motions for summary judgment were heard in December 2019. In March 2020, the court found CIBC liable for unpaid overtime. CIBC is appealing the decision. A hearing on remedies is scheduled for June 2020.

•	Sherry v. CIBC Mortgages Inc. : In May 2020, the court dismissed CIBC’s appeal of the certification decision relating to the plaintiffs’ amended pleading.
•
Michaud v
.
BBS Securities Inc. et al.
: In April 2020, CIBC was served with a proposed class action filed in the Supreme Court of British Columbia against CIBC Investor Services Inc. and several other dealers, which contains allegations and seeks relief similar to the proposed Ontario class action (
Frayce v. BMO Investorline Inc., et al
.
)
discussed below.

•	Mortgage prepayment class actions: In January 2020, the court granted CIBC and CIBC Mortgages Inc. leave to appeal in Haroch .
•	Simplii Privacy Class Actions: The motion for certification in Bannister , which was scheduled for December 2019, has been adjourned.
•
Frayce v. BMO Investorline Inc., et al.:
In January 2020, a proposed class action was filed in the Ontario Superior Court against CIBC Investor Services Inc. and several other dealers. The action alleges that the defendants should not have received and accepted trailing commissions for service and advice on mutual funds purchased through their respective order execution only dealers. The action is brought on behalf of all persons who purchased units of mutual funds through an order execution only dealer owned by one or more of the defendants and seeks unspecified compensatory and punitive damages. The motion for class certification has been scheduled for
December 2021.

Other than the items described above, there are no significant developments in the matters identified in Note 22 to the consolidated financial statements included in our 2019 Annual Report, and no new significant legal proceedings have arisen since the issuance of our 2019 annual consolidated financial statements.
Restructuring
During the first quarter of 2020, we recognized a restructuring charge of $339 million in Corporate and Other associated with ongoing efforts to transform our cost structure and simplify our bank. The charge consisted primarily of employee severance and related costs and was recorded in
Non-interest
expenses – Employee compensation and benefits. The balance of our restructuring provision as at April 30, 2020 was $311 million, which includes obligations related to ongoing payments as a result of the restructuring and represents our best estimate of the amount that will ultimately be paid out. Certain actions and initiatives required to execute on our restructuring plan are expected to be delayed as a result of the COVID-19 pandemic, which will impact the timing of when the obligation will ultimately be settled.